SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Discontinued Operations (Details) - USD ($)		6 Months Ended
	May 27, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets of discontinued operations				$ 230,113,402
Non-current assets of discontinued operations				56,357,205
Current liabilities of discontinued operations				20,517,367
Non-current liabilities of discontinued operations				6,546,889
Net income (loss) from discontinued operations		$ (162,469,018)	$ 23,125,245
PRC Business | Discontinued operations disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration	$ 351,941,519
Current assets of discontinued operations	375,714,681			230,113,402
Non-current assets of discontinued operations	73,787,748			56,357,205
Total assets of discontinued operations	449,502,429			286,470,607
Current liabilities of discontinued operations	12,919,408			20,517,367
Non-current liabilities of discontinued operations	6,261,781			6,546,889
Total liabilities of discontinued operations	19,181,189			$ 27,064,256
Loss from disposal of discontinued operations	(78,379,721)
PRC withholding tax for indirect transfer of PRC assets	(32,646,978)
Release accumulated other comprehensive loss	(44,270,340)
Loss from disposal of discontinued operations after tax	(155,297,039)
Loss from discontinued operations from January 1, 2025 to May 27, 2025	(7,171,979)
Net income (loss) from discontinued operations	$ (162,469,018)	$ (7,171,979)	$ 23,125,246